Average Annual Total Returns{- Fidelity® MSCI Financials Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-11 - Fidelity® MSCI Financials Index ETF	Fidelity MSCI Financials Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Financials Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Financials Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Financials Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Financials Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Financials Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Financials Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Financials Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Financials Index ETF-Default After Taxes on Distributions and Sales Since Inception		IXWMZ Past 1 year	IXWMZ Past 5 years	IXWMZ Since Inception		MC017 Past 1 year	MC017 Past 5 years	MC017 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	(2.16%)	10.79%	9.92%	[1]	(2.84%)	10.17%	9.28%	[1]	(1.01%)	8.44%	7.82%	[1]	(2.07%)	10.92%	10.04%	[1]	(2.07%)	10.92%	10.04%	[1]	18.40%	15.22%	13.51%	[1]

[1]	(a)From October 21, 2013